Exploration and evaluation assets (Narrative) (Details) - Turnagain Nickel Cobalt Project [Member] $ in Millions	1 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about exploration and evaluation assets [line items]
Mineral claim, ownership percentage		100.00%
Net smelter return royalty		4.00%
Price per percentage of net smelter return royalty		$ 1,000,000
Percentage of net smelter return royalty	2.00%
Percentage of right to repurchase NSR	0.50%
Right to repurchase NSR	$ 20
Remaining Percentage of NSR	1.50%